[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

March 21, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Investment Funds, Inc.
(Registration Nos. 033-16905 and 811-05309)

Ladies and Gentlemen:

On behalf of Nuveen Investment Funds, Inc. (the “Registrant”), we are transmitting for filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, the Registrant’s Post-Effective Amendment No. 140 to its Registration Statement (the “Amendment”).

The Amendment is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in Post-Effective Amendment No. 137 to the Registrant’s Registration Statement, as filed with the Securities and Exchange Commission on February 28, 2013.

We have reviewed the Amendment, and we represent it does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

If we may cooperate with you in any way in the processing of the Amendment, please contact the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures